Accrued Expenses and Other Current Liabilities (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Benson Hill, Inc
Schedule of accrued expenses and other current liabilities

	June 30,	December 31,
	2021	2020
Payroll and employee benefits	$3,762	$2,951
Litigation	80	2,675
Professional services	3,935	1,812
Research and development	808	700
Inventory purchases	2,170	321
Interest	755	364
Other	4,106	3,492
	$15,616	$12,315

	December 31,
	2020	2019
Payroll and employee benefits	$2,951	$2,182
Litigation	2,675	1,250
Professional services	1,812	1,647
Research and development	700	514
Interest	364	256
Other	3,813	1,813
	$12,315	$7,662